Significant Accounting Policies - Summary of Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2021
mCloud Technologies Corp.
Disclosure of subsidiaries [line items]
Name of subsidiary	mCloud Technologies Corp.
Principal Activity	Parent company
Principal place of business of subsidiary	Canada
Description of functional currency	CDN $
mCloud Technologies (USA) Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	mCloud Technologies (USA) Inc.
Principal Activity	Operations
Principal place of business of subsidiary	United States
Description of functional currency	USD $
mCloud Technologies (Canada) Inc.
Disclosure of subsidiaries [line items]
Name of subsidiary	mCloud Technologies (Canada) Inc.
Principal Activity	Operations
Principal place of business of subsidiary	Canada
Description of functional currency	CDN $
Field Diagnostic Services, Inc. ("FDSI")
Disclosure of subsidiaries [line items]
Name of subsidiary	Field Diagnostic Services, Inc.
Principal Activity	Operations
Principal place of business of subsidiary	United States
Description of functional currency	USD $
Construction Systems Associates, Inc. ("CSA")
Disclosure of subsidiaries [line items]
Name of subsidiary	Construction Systems Associates, Inc.
Principal Activity	Operations
Principal place of business of subsidiary	United States
Description of functional currency	USD $
mCloud technologies services inc. (member)
Disclosure of subsidiaries [line items]
Name of subsidiary	mCloud Technologies Services Inc.
Principal Activity	Operations
Principal place of business of subsidiary	Canada
Description of functional currency	CDN $
NGRAIN (Canada) Corporation ("NGRAIN")
Disclosure of subsidiaries [line items]
Name of subsidiary	NGRAIN (Canada) Corporation
Principal Activity	Operations
Principal place of business of subsidiary	Canada
Description of functional currency	CDN $
kanepi Group Pty. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	kanepi Group Pty. Ltd.
Principal Activity	Operations
Principal place of business of subsidiary	Australia
Description of functional currency	AUD $
kanepi Services Pty. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	kanepi Services Pty. Ltd.
Principal Activity	Operations
Principal place of business of subsidiary	Australia
Description of functional currency	AUD $
mCloud Technologies Singapore Pte. Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	mCloud Technologies Singapore Pte. Ltd.
Principal Activity	Operations
Principal place of business of subsidiary	Singapore
Description of functional currency	SGD $
mCloud Corp (HK) Ltd.
Disclosure of subsidiaries [line items]
Name of subsidiary	mCloud Corp (HK) Ltd.
Principal Activity	Operations
Principal place of business of subsidiary	China
Description of functional currency	RMB ¥
mCloud Technologies (Saudi Arabia)
Disclosure of subsidiaries [line items]
Name of subsidiary	mCloud Technologies
Principal Activity	Operations
Principal place of business of subsidiary	Saudi Arabia
Description of functional currency	SAR $
Agnity global inc [member]
Disclosure of subsidiaries [line items]
Name of subsidiary	Agnity Global, Inc.
Principal Activity	Operations
Principal place of business of subsidiary	United States
Description of functional currency	USD $
Agnity Communications, Inc. ("ACI")
Disclosure of subsidiaries [line items]
Name of subsidiary	Agnity Communications, Inc.
Principal Activity	Operations
Principal place of business of subsidiary	United Stated
Description of functional currency	USD $
Agnity Healthcare, Inc. ("AHI")
Disclosure of subsidiaries [line items]
Name of subsidiary	Agnity Healthcare, Inc.
Principal Activity	Operations
Principal place of business of subsidiary	United States
Description of functional currency	USD $